Subsequent Events (Details Narrative) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	1 Months Ended
	Aug. 30, 2024	Jun. 30, 2024
Conversion of debt, value	$ 1,500,000	$ 3,400,000
Debt increase	$ 300,000